UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Central Fund

December 31, 2017

CFM-QTLY-0218
1.811315.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.2%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 4.1%
BMO Harris Bank NA
1/17/18	1.45%	$12,000,000	$11,998,996
Wells Fargo Bank NA
1/16/18 to 7/5/18	1.55 to 1.73 (b)(c)	74,000,000	74,005,564
			86,004,560
London Branch, Eurodollar, Foreign Banks - 5.5%
ABN AMRO Bank NV
1/5/18 to 2/5/18	1.46	59,000,000	58,996,095
Mizuho Bank Ltd. London Branch
1/19/18 to 3/19/18	1.44 to 1.70	29,000,000	28,914,601
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/22/18 to 4/9/18	1.44 to 1.70	28,000,000	28,000,228
			115,910,924
New York Branch, Yankee Dollar, Foreign Banks - 28.6%
Bank of Montreal
4/9/18 to 8/10/18	1.56 to 1.62 (b)(c)	74,000,000	74,003,308
Bank of Nova Scotia
4/10/18 to 7/13/18	1.54 to 1.66 (b)(c)	79,000,000	79,003,822
Bayerische Landesbank
1/16/18	1.70	21,000,000	21,002,350
Canadian Imperial Bank of Commerce
4/13/18 to 5/22/18	1.63 to 1.72 (b)(c)	40,000,000	40,009,260
KBC Bank NV
1/26/18 to 3/8/18	1.44 to 1.63	60,000,000	60,004,898
Landesbank Baden-Wuerttemberg New York Branch
1/2/18 to 1/8/18	1.48	84,000,000	83,999,860
Mitsubishi UFJ Trust & Banking Corp.
1/12/18 to 3/2/18	1.53 to 1.68 (b)(c)	80,000,000	80,011,584
Mizuho Corporate Bank Ltd.
3/19/18	1.66 (b)(c)	8,000,000	8,001,880
Royal Bank of Canada
3/28/18 to 8/30/18	1.54 to 1.71 (b)(c)	84,000,000	83,989,858
Sumitomo Mitsui Banking Corp.
1/19/18 to 2/5/18	1.53 to 1.70 (b)(c)	72,000,000	72,009,849
			602,036,669
TOTAL CERTIFICATE OF DEPOSIT
(Cost $803,918,457)			803,952,153

Financial Company Commercial Paper - 26.8%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/3/18 to 3/28/18	1.47 to 1.89 (d)	56,000,000	55,867,346
Bayerische Landesbank
1/2/18 to 1/8/18	1.49	83,300,000	83,278,595
BNP Paribas Dublin Branch
1/2/18	1.44	17,000,000	16,997,180
BPCE SA
1/31/18	1.43 to 1.44	62,000,000	61,915,091
Canadian Imperial Bank of Commerce
3/5/18 to 4/20/18	1.53 to 1.67 (b)(c)	42,000,000	42,011,052
Credit Suisse AG
3/12/18	1.66	20,000,000	19,933,368
J.P. Morgan Securities, LLC
1/19/18 to 6/19/18	1.61 to 1.75 (b)(c)	66,000,000	66,002,004
Landesbank Baden-Wurttemberg
1/3/18	1.48	13,896,000	13,893,125
Mitsubishi UFJ Trust & Banking Corp.
1/12/18 to 1/17/18	1.41	15,000,000	14,989,647
Natexis Banques Populaires New York Branch
3/8/18	1.66	20,000,000	19,942,232
The Toronto-Dominion Bank
1/2/18 to 8/28/18	1.45 to 1.67 (b)	73,172,000	73,153,366
UBS AG London Branch
3/2/18 to 4/3/18	1.57 to 1.64 (b)	95,000,000	95,027,749
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $563,018,356)			563,010,755

Asset Backed Commercial Paper - 3.8%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

1/25/18	1.42	9,000,000	8,989,059
2/1/18	1.43	6,000,000	5,990,627
2/1/18	1.44	10,000,000	9,984,379
2/2/18	1.44	17,000,000	16,972,647
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/25/18	1.42	14,000,000	13,983,358
1/26/18	1.43	5,000,000	4,993,817
1/26/18	1.43	8,000,000	7,990,106
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

1/4/18	1.50	4,000,000	3,999,017
2/6/18	1.46	7,000,000	6,987,404
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $79,913,650)			79,890,414

Non-Financial Company Commercial Paper - 3.4%
Bell Canada
1/16/18 to 1/23/18	1.51	11,000,000	10,987,612
Comcast Corp.
1/3/18	1.85	4,000,000	3,999,071
Dominion Resources, Inc.
1/3/18 to 1/23/18	1.52 to 1.55	17,000,000	16,988,033
Duke Energy Corp.
1/2/18 to 1/8/18	1.46 to 1.90	7,000,000	6,998,206
Eversource Energy
1/2/18 to 1/3/18	1.90	11,000,000	10,997,649
Rogers Communications, Inc.
1/11/18	1.51	3,000,000	2,998,155
1/4/18	1.50	3,000,000	2,999,162
Sempra Global
1/3/18 to 1/16/18	1.53 to 1.90	7,000,000	6,996,598
Tyson Foods, Inc.
1/2/18	1.85	3,000,000	2,999,445
Virginia Electric & Power Co.
1/3/18	1.70	5,000,000	4,998,800
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $70,975,588)			70,962,731

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
1/5/18
(Cost $39,000,000)	1.84 (b)(c)	39,000,000	39,000,000

Variable Rate Demand Note - 3.0%
Alabama - 0.1%
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.87% 1/2/18, VRDN
1/2/18	1.87 (b)(e)	2,100,000	2,100,000
Alaska - 0.8%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation) Series A, 1.82% 1/2/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
1/2/18	1.82 (b)	16,350,000	16,350,000
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 1.8% 1/3/18, LOC Royal Bank of Canada, VRDN
1/3/18	1.80 (b)(e)	14,800,000	14,800,000
New York - 1.4%
New York City Gen. Oblig. Series 2014 D4, 1.75% 1/2/18, LOC TD Banknorth, NA, VRDN
1/2/18	1.75 (b)	19,300,000	19,300,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 BB1, 1.9% 1/2/18 (Liquidity Facility Bank of America NA), VRDN
1/2/18	1.90 (b)	5,000,000	5,000,000
New York State Hsg. Fin. Agcy. Rev. Series 2017 A, 1.7% 1/5/18, LOC Manufacturers & Traders Trust Co., VRDN
1/5/18	1.70 (b)	5,900,000	5,900,000
			30,200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $63,450,000)			63,450,000

Tender Option Bond - 0.3%
Pennsylvania - 0.3%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 1.8% 1/2/18 (Liquidity Facility Royal Bank of Canada)
1/2/18
(Cost $6,300,000)	1.80 (b)(f)	6,300,000	6,300,000

Non-Negotiable Time Deposit - 3.0%
Time Deposits - 3.0%
Barclays Bank PLC
1/2/18	1.45	47,912,000	47,912,000
Credit Agricole CIB
1/3/18	1.48	16,000,000	16,000,205
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $63,912,000)			63,912,205

U.S. Treasury Repurchase Agreement - 1.5%
	Maturity Amount	Value
With:
Deutsche Bank AG at 1.41%, dated 12/29/17 due 1/2/18
(Collateralized by U.S. Treasury Obligations valued at $19,383,081, 0.00% - 2.00%, 1/18/18 - 5/31/24)	$19,002,977	$19,000,000
(Collateralized by U.S. Treasury Obligations valued at $7,164,735, 1.50% - 4.50%, 11/30/20 - 8/15/39)	7,001,097	7,000,000
Deutsche Bank Securities, Inc. at 1.41%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,040,390, 2.63%, 11/15/20)	2,000,313	2,000,000
ING Financial Markets LLC at 1.38%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,028,009, 1.38%, 6/30/18)	1,000,153	1,000,000
MUFG Securities EMEA PLC at 1.55%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,163,778, 8.88%, 2/15/19)	2,000,344	2,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $31,000,000)		31,000,000

Other Repurchase Agreement - 17.8%
Other Repurchase Agreement - 17.8%
With:
BNP Paribas at 1.55%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $7,352,059, 2.08% - 5.70%, 11/2/21 - 6/1/46)	7,001,206	7,000,000
Citigroup Global Markets, Inc. at:
1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $49,689,110)	46,008,280	46,000,000
1.66%, dated 12/28/17 due 1/4/18 (Collateralized by Equity Securities valued at $36,728,614)	34,010,974	33,997,868
1.77%, dated 12/28/17 due 1/23/18 (Collateralized by Equity Securities valued at $10,802,701)	10,012,783	10,001,511
2.26%, dated 11/20/17 due 2/20/18 (Collateralized by Corporate Obligations valued at $10,829,155, 3.40%, 10/25/57)	10,057,756	9,999,501
2.29%, dated 11/27/17 due 2/23/18 (Collateralized by Mortgage Loan Obligations valued at $3,247,420, 4.59% - 5.58%, 2/15/30 - 8/12/49)	3,016,793	2,999,981
HSBC Securities, Inc. at 1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $5,252,392, 2.86% - 4.30%, 8/15/23 - 10/24/67)	5,000,900	5,000,000
ING Financial Markets LLC at 1.7%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $8,461,894, 1.88% - 11.00%, 2/19/19 - 9/15/25)	8,001,511	8,000,000
J.P. Morgan Securities, LLC at:
1.54%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $10,300,441, 2.00% - 5.27%, 5/25/40 - 12/15/45)	10,001,711	10,000,000
1.62%, dated 12/27/17 due 1/3/18 (Collateralized by U.S. Government Obligations valued at $17,512,115, 0.53% - 4.75%, 2/16/40 - 4/16/54)	17,005,355	16,999,934
1.77%, dated 12/29/17 due 1/5/18 (Collateralized by Mortgage Loan Obligations valued at $7,560,047, 1.53%, 5/25/44)	7,010,669	7,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.69%, dated 12/20/17 due 1/3/18 (Collateralized by Equity Securities valued at $5,403,323)	5,003,286	5,000,000
1.75%, dated 12/27/17 due 1/3/18 (Collateralized by U.S. Government Obligations valued at $17,345,058, 4.00%, 10/1/45)	17,005,785	17,000,007
2.3%, dated 12/7/17 due 3/7/18 (Collateralized by Equity Securities valued at $33,476,993)	31,178,250	30,997,002
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.61%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $4,320,788)	4,000,716	4,000,000
2%, dated 12/20/17 due:
2/5/18 (Collateralized by Equity Securities valued at $2,161,601)	2,005,222	1,999,899
2/20/18 (Collateralized by Corporate Obligations valued at $2,161,719, 5.88%, 4/15/22)	2,006,889	1,999,873
Mizuho Securities U.S.A., Inc. at:
1.6%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $5,251,220, 2.01%, 1/15/20)	5,000,889	5,000,000
1.62%, dated:
12/20/17 due 1/3/18 (Collateralized by Equity Securities valued at $5,403,246)	5,003,150	5,000,000
12/22/17 due 1/5/18 (Collateralized by Equity Securities valued at $5,402,692)	5,003,150	5,000,000
1.76%, dated 12/29/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $2,040,456, 1.38% - 1.50%, 7/31/18 - 12/31/18)	2,001,369	2,000,000
2.29%, dated 11/7/17 due 2/5/18 (Collateralized by Corporate Obligations valued at $4,335,389, 12.00%, 6/16/20)	4,022,900	3,999,541
Morgan Stanley & Co., Inc. at 1.66%, dated 12/26/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $34,691,869, 0.00% - 2.25%, 11/15/25 - 1/1/49)	34,010,974	33,999,861
RBS Securities, Inc. at 1.59%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $18,363,650, 1.88%, 4/30/22)	18,003,180	18,000,000
Societe Generale at:
1.55%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $36,756,330, 1.63% - 6.11%, 11/9/18 - 11/15/57)	35,006,028	35,000,000
1.7%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $18,363,469, 3.50% - 12.50%, 1/15/19 - 12/1/47)	17,003,211	17,000,000
1.82%, dated 12/22/17 due 1/31/18 (Collateralized by Corporate Obligations valued at $3,241,803, 4.50% - 11.50%, 10/3/18 - 2/1/31)(b)(c)(g)	3,006,067	2,999,808
Wells Fargo Securities, LLC at 1.62%, dated:
12/27/17 due 1/3/18 (Collateralized by Corporate Obligations valued at $12,243,306, 1.00%, 11/2/18)	12,003,780	11,999,921
12/29/17 due 1/2/18
(Collateralized by Corporate Obligations valued at $7,561,362, 0.60% - 4.75%, 8/15/23 - 6/30/47)	7,001,260	7,000,000
(Collateralized by Equity Securities valued at $10,801,947)	10,001,800	10,000,000
		374,994,707
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,096,488,051)		2,096,472,965
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,922,831
NET ASSETS - 100%		$2,102,395,796

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,867,346 or 2.7% of net assets.

 (e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018